SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2023
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Schedule of cost of revenue

	Year ended December 31,
	2023	2022	2021
Labor	$4,145	$4,163	$2,307
Promotion	—	—	35
Credit card fees	1,045	1,209	1,182
Servers	996	874	651
Services and tools	194	284	169
Travel	66	52	10
Depreciation and amortization	1,180	920	107
Share- based compensation	692	290	98
Other	161	67	37
	$8,479	$7,859	$4,596

Schedule of research and development

Labor	$8,976	$8,809	$6,828
Servers	285	295	257
Software	228	222	199
Travel	53	114	25
Depreciation and amortization	374	387	296
Share- based compensation	1,337	349	184
Other	254	41	33
	$11,507	$10,217	$7,822

Schedule of selling and marketing

Labor	$7,569	$5,170	$4,953
Marketing and Promotion (*)	320	2,621	1,952
Digital Advertising	1,990	2,276	535
Travel	473	243	78
Software tools	360	185	165
Communication and PR	25	12	21
Depreciation and amortization	1,074	980	536
Share- based compensation	1,336	524	348
Trade shows	306	181	10
Revenue share	187	147	-
Web site	108	156	53
Other	636	254	123
	$14,384	$12,749	$8,774

(*)expense related to share issuance for the DACC (see Note 17c.2).

Schedule of general and administrative

	Year ended December 31,
	2023	2022	2021
Labor	$4,974	$4,716	$3,821
D&O insurance	1,623	95	73
Rent and related	681	682	373
Consulting	2,497	2,312	516
Office expenses	608	492	145
Software tools	665	494	233
Travel	180	147	30
Depreciation & Amortization	163	126	159
Share- based compensation	2,061	743	305
Bad debt	384	227	55
Changes in the fair value of contingent consideration	(1,583)	(935)	—
Other	154	546	563
	$12,407	$9,645	$6,273